Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Revenue Disaggregated by Geographic Area
Revenue comprised the following service offerings (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Subscription	$109.7	$67.5	$210.9	$121.1
Usage-based	1.2	1.0	2.2	2.0
Total revenue	$110.9	$68.5	$213.1	$123.1

DiscoverOrg Holdings
Disaggregation of Revenue [Line Items]
Revenue Disaggregated by Geographic Area
During the years ended December 31, 2019 and 2018, revenue by geographic area, based on billing addresses of the customers, was as follows (in millions):

	For the year ended December 31,
	2019	2018
United States	$267.3	134.9
Rest of world	26.0	9.4
Total Revenue	$293.3	144.3
Revenue comprised the following service offerings (in millions):

	Year Ended December 31,
	2019	2018
Business intelligence tools	$289.3	$143.4
Email verification service	4.0	0.9
Total Revenue	$293.3	$144.3
Revenue by geographic region is as follows (in millions):

	Year Ended December 31,
	2019	2018
United States	$267.3	$134.9
Rest of world	26.0	9.4
	$293.3	$144.3

Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities at December 31, 2019 and 2018, include the following (in millions):

	Year Ended December 31,
	2019	2018
Accrued salaries, wages, and benefits(1)	$42.6	$6.0
Other	19.6	3.5
Total accrued expenses and other current liabilities	$62.2	$9.5
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(1)Includes $24.9 million of deferred consideration relating to the ZoomInfo acquisition.